Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue	$ 8,691,656	$ 7,916,653	$ 18,089,918	$ 15,742,000	$ 28,495,447	$ 30,609,351
Cost of sales	6,595,481	5,226,760	13,507,145	9,928,058	19,555,279	20,591,417
Gross profit	2,096,175	2,689,893	4,582,773	5,813,942	8,940,168	10,017,934
Operating expenses
Advertising and promotion	62,061	111,943	201,224	245,841	440,866	694,821
Depreciation and amortization	569,278	409,067	1,104,515	835,548	1,900,819	1,944,104
Wages and salaries	1,943,497	1,226,217	3,824,256	2,212,994	5,878,649	5,856,086
Office and general expenses	840,023	432,500	1,694,871	794,618	2,983,487	2,834,298
License and compliance	248,035	37,081	375,936	72,327
Research and development expenses	10,570	11,144	19,198	12,971	18,983	202,424
Legal and professional fees	338,269	326,164	826,207	557,545	1,373,915	1,789,018
Insurance expenses	121,780	104,100	221,352	221,682	435,138	462,577
Excise and other taxes	59,142	73,414	107,580	100,036	55,450	24,532
Lease expenses	183,333	170,936	341,735	332,436	716,118	701,925
Loss on impairment of goodwill, intangible and long-lived assets					2,661,384	30,026,458
Other gains (losses)		(25,093)		(17,281)	1,397	1,211,330
Travel and business development	93,346	128,750	146,603	183,977	459,807	541,064
Total operating expenses	4,469,334	3,006,223	8,863,477	5,552,694	16,926,013	46,288,637
Loss from operations	(2,373,159)	(316,330)	(4,280,704)	261,248	(7,985,845)	(36,270,703)
Other expense
Interest expense	579,387	2,658,175	1,171,889	4,125,387	5,155,288	4,575,578
Loss (gain) on extinguishment of debt		2,883,245		2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability	(566,681)	(1,147,371)	(4,105,121)	(259,391)	6,113,485	(399,066)
Other expense (income)	(60,557)		(9,053)		(20,376)	(516,974)
Total other expense	(47,851)	4,394,049	(2,942,285)	6,749,241	13,328,426	3,657,560
Loss before provision for income taxes	(2,325,308)	(4,710,379)	(1,338,419)	(6,487,993)	(21,314,271)	(39,928,263)
Provision for income taxes	607,891	829,093	1,329,004	1,761,309	3,307,243	(4,959,178)
Net loss and comprehensive loss	(2,933,199)	(5,539,472)	(2,667,423)	(8,249,302)	(24,621,514)	(34,969,085)
Foreign currency translation	343	(205,292)	343	(151,794)	7,314	(174,961)
Net loss and comprehensive loss attributable to non-controlling interest						(142,689)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$ (2,933,542)	$ (5,334,180)	$ (2,667,766)	$ (8,097,508)	$ (24,628,828)	$ (34,651,435)
Earnings (loss) per common share - basic	$ (0.02)	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.17)	$ (0.30)
Earnings (loss) per common share - diluted	$ (0.02)	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.17)	$ (0.30)
Weighted average common shares outstanding - basic	175,442,331	133,009,072	175,085,129	126,128,494	142,595,527	115,964,196
Weighted average common shares outstanding - diluted	175,442,331	133,009,072	175,085,129	126,128,494	142,595,527	115,964,196